September 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds

Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Aberdeen Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for the Aberdeen Diversified Income Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate), the Aberdeen Dynamic Allocation Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth) and the Aberdeen Diversified Alternatives Fund (formerly, Aberdeen Optimal Allocations Fund: Specialty), each a series of the Trust, dated September 24, 2012, do not differ from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 52 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on September 24, 2012.  The Amendment became effective immediately upon filing.

Sincerely,

/s/ Lucia Sitar
Lucia Sitar